Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Schedule of Total Stock-Based Compensation Expense

Total stock-based compensation expense for the three months ended March 31, 2015 and 2014 was comprised of the following (in thousands):

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2015	2014
Cost of sales	$7	$15
Research and development	60	70
Selling and marketing	9	11
General and administrative	174	251

	$250	$347

Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the three months ended March 31, 2015 and 2014:

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2015	2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.75%	N/A
Expected stock price volatility	93.54%	N/A
Expected dividend payout	0%	N/A
Expected option life based on management’s estimate	6.08 yrs	N/A

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2014 and 2013:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.90%	1.02%
Expected stock price volatility	100.75%	116.53%
Expected dividend payout	0%	0%
Expected option life based on management’s estimate	6.08 yrs	6.08 yrs

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following tables summarize the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	16,028,400	$1.12
Granted	6,324,000	$0.14
Exercised	—	$—
Canceled or expired	(1,032,763)	$0.53

Outstanding at December 31, 2014	21,319,637	$0.86
Granted	1,524,000	$0.06
Exercised	—	$—
Canceled or expired	(26,177)	$0.17

Outstanding at March 31, 2015	22,817,460	$0.80	6.54 years	$—

Vested and expected to vest at March 31, 2015	21,567,560	$0.84	6.38 years	$—

Exercisable at March 31, 2015	13,984,014	$1.22	4.88 years	$—

	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	—

Outstanding at December 31, 2014	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at March 31, 2015	7,609,293	$0.62	4.61 years	$—

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Options Issued Under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,491,500	$0.26
Exercised	—	$—
Canceled or expired	(586,000)	$0.61

Outstanding at December 31, 2013	16,028,400	$1.12
Granted	6,324,000	$0.14
Exercised	—	$—
Canceled or expired	(1,032,763)	$0.53

Outstanding at December 31, 2014	21,319,637	$0.86	6.55 years	$—

Vested and expected to vest at December 31, 2014	20,194,202	$0.90	6.39 years	$—

Exercisable at December 31, 2014	13,493,562	$1.21	5.07 years	$—

			Weighted
	Number of Options Issued Outside the Plan	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at December 31, 2013	7,609,293	$0.62
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding, vested and exercisable at December 31, 2014	7,609,293	$0.62	4.86 years	$—

Summary of Changes in Restricted Stock Award Activity

The following table summarizes the changes in restricted stock award activity and the related weighted average exercise prices for the Company’s awards issued:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	145,000	$0.23
Granted	1,096,333	$0.17
Vested	(1,096,333)	$0.18
Forfeited	—	$—

Unvested at December 31, 2014	145,000	$0.16
Granted	399,838	$0.06
Vested	(299,838)	$0.06
Forfeited	—	$—

Unvested at March 31, 2015	245,000	$0.12

The following table summarizes restricted stock award activity during the years ended December 31, 2014 and 2013:

	Restricted Stock Issued from the 2006 Plan and 2010 Plan	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	335,000	$0.32
Granted	961,000	$0.24
Vested	(1,029,750)	$0.27
Forfeited	(121,250)	$0.25

Unvested at December 31, 2013	145,000	$0.23
Granted	1,096,333	$0.17
Vested	(1,096,333)	$0.18
Forfeited	—	$—

Unvested at December 31, 2014	145,000	$0.16

Summary of Outstanding Warrants Related to Warrant Transactions

Share data related to warrant transactions through March 31, 2015 were as follows:

	Common Stock	Units	Common Stock				Common Stock				Price per Warrant
	July 2013 Financing		October 2014 Financing									Weighted
		Placement				Placement	Skin Care	Jan 2013	Mar 2013	Total		Average
	Series A	Agent	Series A	Series B	Series C	Agent	Marketing	Financing	Financing	Warrants	Range	Exercise Price
Outstanding, December 31, 2013	36,554,822	666,666	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988	$0.15-2.00	$0.17
2014
Issued			38,777,726	38,777,726	38,777,726	9,306,654				125,639,832	$0.06	$0.06
Exchanged	(36,554,822)	(666,666)								(37,221,488)	$0.15	$0.15
Exercised				(5,894,214)						(5,894,214)	$0.06	$0.06
Forfeited/Cancelled										—	—	—

Outstanding, December 31, 2014	—	—	38,777,726	32,883,512	38,777,726	9,306,654	200,000	5,062,500	2,500,000	127,508,118	$0.06-2.00	$0.07
2014
Issued										—	$—	$—
Exchanged										—	$—	$—
Exercised				(1,861,331)	(7,755,545)					(9,616,876)	$0.04-0.06	$0.04
Forfeited/Cancelled										—	—	—

Outstanding, March 31, 2015	—	—	38,777,726	31,022,181	31,022,181	9,306,654	200,000	5,062,500	2,500,000	117,891,242	$0.04-2.00	$0.06

Share data related to warrant transactions as of December 31, 2014 were as follows:

	Preferred Stock		Common Stock		Units	Common Stock				Common Stock
			July 2013 Financing			October 2014 Financing
					Placement				Placement	YKA	Skin Care	Jan 2013	Mar 2013	Total
	Series A	Series B	Series A	Series B	Agent	Series A	Series B	Series C	Agent	Loan	Marketing	Financing	Financing	Warrants
Outstanding, December 31, 2012	1,600,000	300,000	—	—	—	—	—	—	—	1,400,000	200,000	—	—	3,500,000
2013
Issued			36,754,822	20,000,000	666,666							5,062,500	2,500,000	64,983,988
Exercised			(200,000)	(16,754,822)										(16,954,822)
Forfeited/Cancelled	(1,600,000)	(300,000)		(3,245,178)						(1,400,000)				(6,545,178)

Outstanding, December 31, 2013	—	—	36,554,822	—	666,666	—	—	—	—	—	200,000	5,062,500	2,500,000	44,983,988
2014
Issued						38,777,726	38,777,726	38,777,726	9,306,654					125,639,832
Exchanged			(36,554,822)		(666,666)									(37,221,488)
Exercised							(5,894,214)							(5,894,214)
Forfeited/Cancelled														—

Outstanding, December 31, 2014	—	—	—	—	—	38,777,726	32,883,512	38,777,726	9,306,654	—	200,000	5,062,500	2,500,000	127,508,118

	Price per Warrant
		Weighted
		Average
	Range	Exercise Price
Outstanding, December 31, 2012	$0.25-2.00	$0.34
2013
Issued	$0.15-0.20	$0.16
Exercised	$0.15-0.15	$0.15
Forfeited/Cancelled	$0.15-0.25	$0.20

Outstanding, December 31, 2013	$0.15-2.00	$0.17
2014
Issued	$0.06	$0.06
Exchanged	$0.15	$0.15
Exercised	$0.06	$0.06
Forfeited/Cancelled	$—	$—

Outstanding, December 31, 2014	$0.06-2.00	$0.07

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and Vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.09-$0.17	6,109,000	9.53	$0.14	—	—	—
$0.18-$0.54	4,856,037	6.00	$0.37	3,496,512	5.27	$0.39
$0.55-$0.69	8,901,543	4.87	$0.61	8,901,543	4.87	$0.61
$0.70-$1.76	3,732,350	3.87	$1.16	3,673,600	3.83	$1.17
$1.77-$3.20	5,330,000	5.90	$1.97	5,031,200	5.89	$1.98

	28,928,930	6.10	$0.79	21,102,855	5.00	$1.00